UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2001"

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
"Address:  151 Farmington Avenue, RTAA"
"                              Hartford, CT 06156-9407"

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood"
"that all required items, statements, schedules, lists, and tables," are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Howard Nixon
Title:  Investment Manager
Phone:  860-273-2200
"Signature, Place and Date of Signing:"


"                            Howard Nixon    Hartford, 14-Nov-01"
Report Type (Check only one.):

[X]                         13F HOLDINGS REPORT.

[   ]                       13F NOTICE.

[   ]                       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry T        18

"Form 13F Information Table Value T  $24,131"

                                                      FORM 13F INFORMATION TABLE            VOTING
                                                      SHARES/               INVSTMT  OTHER  AUTHORITY
NAME OF ISSUER              CLASS CUSIP     VALUE     PRN AMT  SH/PRPUT/CALLDSCRETN  MANAGERNONE

"ADC TELECOMMUNICATIONS     COM   000886101       462    135,097SH           DEFINED 01      NONE"
"ALASKA COMMUNICATIONS       COM   01167P101      4,946  812,453SH           DEFINED 01      NONE"
"AVANT IMMUNOTHERAPEUTICS    COM   053491106       954  410,767SH           DEFINED 01      NONE"
"BIOTRANSPLANT INC           COM   09066Y107        911  236,556SH           DEFINED 01      NONE"
"CYPRESS BIOSCIENCES INC     COM   232674101         15   4,199SH           DEFINED 01      NONE"
"DIVERSA CORPORATION         COM   255064107       920   99,900SH           DEFINED 01      NONE"
"EPRISE CORPORATION          COM   294352109       126  138,653SH           DEFINED 01      NONE"
"EXELIXIS INC                COM   30161Q104        515   45,882SH           DEFINED 01      NONE"
"GERON CORP                  COM   374163103        325   34,589SH           DEFINED 01      NONE"
"HUMAN GENOME SCIENCES       COM   444903108     12,015  396,656SH           DEFINED 01      NONE"
"LIGHTBRIDGE INC             COM   532226107      1,875  186,611SH           DEFINED 01      NONE"
"MUSE TECHNOLOGIES, INC      COM   627487101          1    3,494SH           DEFINED 01      NONE"
"NABI INC                    COM   628716102          96   15,798SH           DEFINED 01      NONE"
"NEXTEL COMMUNICATIONS       COM   65332V103       849  100,264SH           DEFINED 01      NONE"
"PARADYNE NETWORKS INC       COM   69911G107         55   47,635SH           DEFINED 01      NONE"
"PEERLESS SYS CORP           COM   705536100         23   21,123SH           DEFINED 01      NONE"
"PSS WORLD MED INC           COM   69366A100         21    2,260SH           DEFINED 01      NONE"
"ROWECOM INC                 COM   77957X108         22   60,650SH           DEFINED 01      NONE"